Accruals and Other Payables	12 Months Ended
Dec. 31, 2025
Accruals and Other Payables [Abstract]
ACCRUALS AND OTHER PAYABLES

8. ACCRUALS AND OTHER PAYABLES

Accruals and other payables consist of the following:

	As of December 31,
	2024	2025
	US$	US$
Accrued staff costs	55,634	128,721
Accrued professional fees	171,556	134,021
Payables for rental of server	4,492	-
Others	13,351	2,739
Total	245,033	265,481